Natural and environmental resources (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Natural and environmental resources [Line Items]
Net balance		$ 21,308,265
Net balance		23,075,450		$ 21,308,265
Natural and environmental resources [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance		21,308,265		22,341,047
Net balance		23,075,450		21,308,265
Natural and environmental resources [Member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance		16,168,895		16,608,681
Net balance		17,129,374		16,168,895
Natural and environmental resources [Member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance		630,562		914,242
Net balance		1,140,076		630,562
Natural and environmental resources [Member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	[1]	4,508,808	[2]	4,818,124
Net balance	[2]	4,806,000		4,508,808	[1]
Natural and environmental resources [Member] | Cost [member]
Disclosure of Natural and environmental resources [Line Items]
Balance		56,907,929		54,202,135
Additions/capitalizations		5,051,828		3,426,405
Acquisition of interests in joint operations		(12,065)	[3]	141,950
Adjustment to fair value of participation in joint operations				451,095
Increase (decrease) in abandonment costs		767,672		(117,082)
Disposals		(90,112)		(253,551)
Dry wells		(898,924)	[4]	(898,264)	[5]
Capitalized financial interests		76,861	[6]	82,347
Exchange differences capitalized		6,528		5,588
Foreign currency translation		873,455		(77,523)
Transfers		(1,021,985)		(55,171)	[7]
Balance		61,661,187		56,907,929
Natural and environmental resources [Member] | Cost [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		50,183,858		47,079,096
Additions/capitalizations		3,579,982		2,422,203
Acquisition of interests in joint operations		(12,065)	[3]	141,950
Adjustment to fair value of participation in joint operations				451,095
Increase (decrease) in abandonment costs		0		224
Disposals		(79)		(38,072)
Dry wells		(1,563)	[4]	0	[5]
Capitalized financial interests		70,186	[6]	72,395
Exchange differences capitalized		5,961		4,913
Foreign currency translation		773,678		(62,446)
Transfers		(663,917)		112,500	[7]
Balance		53,936,041		50,183,858
Natural and environmental resources [Member] | Cost [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		2,215,263		2,304,915
Additions/capitalizations		(27,839)		59,345
Acquisition of interests in joint operations		0	[3]	0
Adjustment to fair value of participation in joint operations				0
Increase (decrease) in abandonment costs		733,609		(143,241)
Disposals		(2,080)		(629)
Dry wells		0	[4]	0	[5]
Capitalized financial interests		0	[6]	0
Exchange differences capitalized		0		0
Foreign currency translation		24,574		(573)
Transfers		(24,381)		(4,554)	[7]
Balance		2,919,146		2,215,263
Natural and environmental resources [Member] | Cost [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	[1]	4,508,808	[2]	4,818,124
Additions/capitalizations		1,499,685	[2]	944,857	[1]
Acquisition of interests in joint operations		0	[2],[3]	0	[1]
Adjustment to fair value of participation in joint operations	[1]			0
Increase (decrease) in abandonment costs		34,063	[2]	25,935	[1]
Disposals		(87,953)	[2]	(214,850)	[1]
Dry wells		(897,361)	[2],[4]	(898,264)	[1],[5]
Capitalized financial interests		6,675	[2],[6]	9,952	[1]
Exchange differences capitalized		567	[2]	675	[1]
Foreign currency translation		75,203	[2]	(14,504)	[1]
Transfers		(333,687)	[2]	(163,117)	[1],[7]
Balance	[2]	4,806,000		4,508,808	[1]
Natural and environmental resources [Member] | Accumulated depletion and impairment [member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(35,599,664)		(31,861,088)
Depletion expense		(3,668,089)		(4,173,319)
Recovery (losses) for impairment (Note 16)		414,102		376,934
Disposals		79		38,098
Foreign currency translation		(582,309)		42,359
Transfers		850,144		(22,648)
Balance		(38,585,737)		(35,599,664)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(34,014,963)		(30,470,415)
Depletion expense		(3,471,803)		(3,979,179)
Recovery (losses) for impairment (Note 16)		414,208		376,934
Disposals		79		37,808
Foreign currency translation		(563,229)		42,114
Transfers		829,041		(22,225)
Balance		(36,806,667)		(34,014,963)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(1,584,701)		(1,390,673)
Depletion expense		(196,286)		(194,140)
Recovery (losses) for impairment (Note 16)		(106)		0
Disposals		0		290
Foreign currency translation		(19,080)		245
Transfers		21,103		(423)
Balance		(1,779,070)		(1,584,701)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance		0	[2]	0	[1]
Depletion expense		0	[2]	0	[1]
Recovery (losses) for impairment (Note 16)		0	[2]	0	[1]
Disposals		0	[2]	0	[1]
Foreign currency translation		0	[2]	0	[1]
Transfers		0	[2]	0	[1]
Balance	[2]	$ 0		$ 0

[1]	The balance of exploration and evaluation includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects and in the developing fields, Piedemonte, Castilla y Tibú.
[2]	The balance of oil investments in progress includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects. In the developing fields, the most representative correspond to Castilla, Chichimene pilot and CPO09 re sanction.
[3]	Adjustment in the acquisition value of the participation of MCX Exploration USA LLC (see note 30.3)
[4]	Includes dry wells: 1) Ecopetrol America Inc: Leon 2) Hocol: Payero, Bonifacio, Pegaso-1 and Ocelote.
[5]	Includes mainly dry wells in operation of: 1) Ecopetrol S.A. for (COP$450,524): Kronos, Brama, Catfish and Venus, among others, 2) Ecopetrol America Inc for (COP$312,684): Warrior # 2 and Parmer and 3) Ecopetrol Costa Afuera for (COP$57,877): Molusco.
[6]	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 18 - Loans and financing.
[7]	Corresponds mainly to transfers to property, plant and equipment.